Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Summary of the Components of the Net Pension Costs and Cumulative Other Comprehensive Loss Related to the Defined Benefit Pension Plans
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2018	2017	2016	2018	2017	2016
Net pension cost (credit):
Service cost	$7,259	$21,711	$22,291	$8,160	$7,039	$4,225
Interest cost	32,161	31,085	26,498	9,486	8,177	7,441
Expected return on plan assets	(53,005)	(48,275)	(50,197)	(10,837)	(9,070)	(6,915)
Amortization of prior service cost	3,530	1,362	1,205
Amortization of actuarial losses		6,210	4,532	1,518	1,833	1,540
Ongoing pension cost (credit)	(10,055)	12,093	4,329	8,327	7,979	6,291
Settlement cost (credit)	37,648	(1,990)		(374)	71	4,231
Curtailment cost	825
Net pension cost	28,418	10,103	4,329	7,953	8,050	10,522
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	29,927	(65,829)	18,926	(5,107)	(13,960)	17,030
Prior service cost arising during the year	4,577	844	2,081
Amortization of actuarial losses		(6,210)	(4,532)	(1,518)	(1,833)	(1,540)
Amortization of prior service cost	(3,530)	(1,362)	(1,205)
(Loss) gain recognized for settlement	(37,648)	1,990		374	(71)
Prior service cost recognized for curtailment	(825)
Loss arising from curtailment	(742)
Exchange rate (loss) gain recognized during the year				(1,890)	4,133	(11,627)
Total recognized in Cumulative other comprehensive loss	(8,241)	(70,567)	15,270	(8,141)	(11,731)	3,863
Total recognized in net pension cost and Cumulative other comprehensive loss	$20,177	$(60,464)	$19,599	$(188)	$(3,681)	$14,385

Summary of the Fair Value of the Defined Benefit Pension Plan Assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2018, 2017 and 2016. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$215,812	$123,982	$91,830
Fixed income investments (2)	609,926	462,777	147,149
Other assets (3)	38,413		38,413
Total investments in fair value hierarchy	864,151	$586,759	$277,392
Investments measured at NAV or its equivalent (4)	166,376
Total investments	$1,030,527

	Fair value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$514,983	$409,911	$105,072
Fixed income investments (2)	380,902	146,816	234,086
Other assets (3)	39,196		39,196
Total investments in fair value hierarchy	935,081	$556,727	$378,354
Investments measured at NAV or its equivalent (4)	533,561
Total investments	$1,468,642

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Total investments	$1,012,021

(1) This category includes actively managed equity assets that track primarily to the S&P 500.
(2) This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
(3) This category includes real estate and pooled investment funds.
(4) This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Summary of the Obligations, Plan Assets and Assumptions Used for Defined Benefit Pension Plans
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2018	2017	2016	2018	2017	2016
Accumulated benefit obligations at end of year	$520,958	$913,363	$630,159	$280,046	$308,164	$172,047
Projected benefit obligations:
Balances at beginning of year	$916,175	$632,797	$624,791	$349,597	$206,873	$201,854
Service cost	7,259	21,711	22,291	8,160	7,039	4,225
Interest cost	32,161	31,085	26,498	9,486	8,177	7,441
Actuarial (gains) losses	(13,552)	67,945	8,132	(20,958)	(4,002)	43,736
Acquisition		246,894			115,045
Contributions and other	3,834	844	2,081	1,572	1,397	947
Settlements	(379,064)	(43,381)		(6,319)	(758)	(14,862)
Effect of foreign exchange				(16,226)	22,938	(30,360)
Benefits paid	(42,138)	(41,720)	(50,996)	(9,467)	(7,112)	(6,108)
Balances at end of year	524,675	916,175	632,797	315,845	349,597	206,873
Plan assets:
Balances at beginning of year	1,188,638	847,013	858,605	280,004	165,008	162,339
Actual returns on plan assets	9,525	182,049	39,404	(4,896)	16,282	33,569
Acquisition		244,677			82,314
Contributions and other				8,278	6,048	15,019
Settlements	(379,064)	(43,381)		(6,319)	(758)	(14,862)
Effect of foreign exchange				(14,034)	18,222	(24,949)
Benefits paid	(42,138)	(41,720)	(50,996)	(9,467)	(7,112)	(6,108)
Balances at end of year	776,961	1,188,638	847,013	253,566	280,004	165,008
Excess (deficient) plan assets over projected benefit obligations	$252,286	$272,463	$214,216	$(62,279)	$(69,593)	$(41,865)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$252,286	$272,463	$214,216	$18,378	$24,280	$11,313
Other accruals				(2,716)	(2,523)	(1,522)
Other long-term liabilities				(77,941)	(91,350)	(51,656)
	$252,286	$272,463	$214,216	$(62,279)	$(69,593)	$(41,865)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(56,335)	$(64,799)	$(134,847)	$(25,732)	$(33,873)	$(45,604)
Prior service costs	(5,719)	(5,496)	(6,015)
	$(62,054)	$(70,295)	$(140,862)	$(25,732)	$(33,873)	$(45,604)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	3.60%	4.20%	3.04%	2.73%	3.21%
Rate of compensation increase	3.17%	3.33%	3.38%	3.65%	3.69%	4.43%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.60%	4.15%	4.40%	2.73%	3.88%	4.20%
Expected long-term rate of return on assets	5.00%	5.00%	6.00%	3.84%	4.75%	4.70%
Rate of compensation increase	3.33%	3.30%	3.14%	3.69%	4.33%	4.00%

Summary of the Obligation and the Assumptions Used for Postretirement Benefits Other than Pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2018	2017	2016
Benefit obligation:
Balance at beginning of year - unfunded	$290,823	$265,137	$263,383
Service cost	1,994	2,105	2,244
Interest cost	10,178	10,749	11,009
Acquisition		17,010
Actuarial (gain) loss	(9,047)	11,637	7,548
Plan amendments	(77)
Benefits paid	(19,237)	(15,815)	(19,047)
Balance at end of year - unfunded	$274,634	$290,823	$265,137
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(257,621)	$(274,675)	$(250,397)
Other accruals	(17,013)	(16,148)	(14,740)
	$(274,634)	$(290,823)	$(265,137)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(32,774)	$(44,147)	$(23,211)
Prior service credits	6,134	12,625	19,205
	$(26,640)	$(31,522)	$(4,006)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.21%	3.61%	4.10%
Health care cost trend rate - pre-65	6.69%	7.00%	6.00%
Health care cost trend rate - post-65	4.94%	5.00%	5.50%
Prescription drug cost increases	9.75%	11.00%	10.50%
Employer Group Waiver Plan (EGWP) trend rate	9.75%	11.00%	10.60%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%

Summary of the Components of Net Periodic Benefit Cost and Cumulative Other Comprehensive Loss Related to Postretirement Benefits Other than Pensions
The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2018	2017	2016
Net periodic benefit cost (credit):
Service cost	$1,994	$2,105	$2,244
Interest cost	10,178	10,749	11,009
Amortization of actuarial losses	2,326	32
Amortization of prior service credit	(6,569)	(6,579)	(6,578)
Net periodic benefit cost	7,929	6,307	6,675
Settlement credit		(9,332)
Net periodic benefit cost (credit)	7,929	(3,025)	6,675

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss arising during the year	(9,047)	11,637	7,548
Prior service credit arising during the year	(78)
Amortization of actuarial losses	(2,326)	(32)
Settlement cost		9,332
Amortization of prior service credit	6,569	6,579	6,578
Total recognized in Cumulative other comprehensive loss	(4,882)	27,516	14,126
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$3,047	$24,491	$20,801

Effect of Changes in Assumed Health Care and Prescription Drug Cost Trend Rates
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2018:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$132	$(132)
Effect on the postretirement benefit obligation	$3,602	$(3,636)

Expected Retiree Health Care Benefit Cash Payments
The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2019	$17,013
2020	18,757
2021	19,391
2022	19,969
2023	19,991
2024 through 2028	98,836
Total expected benefit cash payments	$193,957